Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Reconciliation of Earnings Used for Earnings per Share Calculations
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,

	2021	2020
Earnings attributable to common shareholders	5,689	1,122
Less: Dividends declared on preference shares	(2)	(2)
Earnings used in consolidated earnings per share	5,687	1,120
Less: ( E arnings) loss from discontinued operations, net of tax	(2)	27
Earnings used in earnings per share from continuing operations	5,685	1,147

Weighted Average Common Shares
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,

	2021	2020
Weighted-average number of common shares outstanding	493,106,315	496,343,778
Weighted-average number of vested DSUs	337,716	378,514
Basic	493,444,031	496,722,292
Effect of stock options and TRSUs	1,060,473	1,309,714
Diluted	494,504,504	498,032,006